Capital Stock - Maximum Number of Shares Outstanding Exercised or Converted (Detail) - Convertible Common Stock [Member] - Subsequent Event [Member]	Feb. 26, 2025 shares
Class of Stock [Line Items]
Common Shares	281,688,546
Stock options	5,905,458
Total number of shares outstanding	287,594,004